Investments	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
The Sonoco Products Company Master Trust (the “Master Trust”) was established for the investment of assets of both the Plan and the Sonoco Investment and Retirement Plan (the "SIRP Plan"). The plans were merged on December 15, 2012, and the Sonoco Retirement and Savings Plan holds the sole interest in the Master Trust. Although the Master Trust has not been legally dissolved and still exists, the Plan has elected to report investments at the Plan level instead of the Master Trust level as of and for the years ended December 31, 2025 and 2024. Empower Trust Company, LLC ("ETC") served as the trustee of the Plan as of December 31, 2025 and 2024. StateStreet Global Advisors (“SSGA”) is a wholly owned subsidiary of State Street Bank and Trust (“SSBT”) that manages several of the investment funds held by the Plan. At December 31, 2025 and 2024, all investments represent specific interests of the Plan, as the Plan was the sole owner of the investments.

Stable Value Fund
The Stable Value Fund (the “Fund”) is a separately managed fund that invests in fully benefit-responsive SICs, which are supported by underlying assets owned by the Plan, and collective trusts. These SICs include wrapper contracts that provide a guarantee that the crediting rate will not fall below 0%. The fully benefit-responsive investment contracts are included in the financial statements of the Plan at contract value as reported to the Plan by the issuers. Contract values reflect contributions made under the contract, plus earnings, less benefit withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

Security-backed SICs generally provide for withdrawals associated with certain events which are not in the ordinary course of issuers’ operations. These withdrawals are paid with a market value adjustment applied to the withdrawal as defined in the investment contract. Each contract issuer specifies the events which may trigger a market value adjustment; however, such events may include all or a portion of the following:
•material amendments to the Plan’s structure or administration;
•changes to the participating plans’ competing investment options including the elimination of equity wash provisions;
•complete or partial termination of the Plan, including a merger with another Plan;
•the failure of the Plan to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA;
•the redemption of all or a portion of the interests in the Plan held by a participating plan at the direction of the participating plan sponsor, including withdrawals due to the removal of a specifically identifiable group of employees from coverage under the participating plan (such as a group layoff or early retirement incentive program), the closing or sale of a subsidiary, employing unit, or affiliate, the bankruptcy or insolvency of a plan sponsor, the merger of the plan with another plan, or the plan sponsor’s establishment of another tax qualified defined contribution plan;
•any change in law, regulation, ruling, administrative or judicial position, or accounting requirement, applicable to the Plan or participating plans;
•the delivery of any communication to plan participants designed to influence a participant not to invest in the Plan.

At this time, the Plan does not believe that the occurrence of any such market value event, which would limit the Plan’s ability to transact at contract value with participants, is probable. Security-backed contracts generally are evergreen contracts that contain termination provisions, allowing the Plan or the contract issuer to terminate with notice, at any time at fair value, and providing for automatic termination of the contract if the contract value or the fair value of the underlying portfolio equals zero. The issuer is obligated to pay the excess contract value when the fair value of the underlying portfolio equals zero. In addition, if the Plan defaults in its obligations under the security-backed contract (including the issuer’s determination that the agreement constitutes a non-exempt prohibited transaction as defined under ERISA), and such default is not corrected within the time permitted by the contract, then the contract may be terminated by the issuer and the Plan will receive the fair value as of the date of termination. There is no contractual waiting period for the Plan to exit the Fund; therefore, if the Plan chose to exit the Fund it would happen as soon as administratively possible.

The following table presents the investments held by the Plan and Master Trust as of December 31:

(in thousands of dollars)	2025	2024
Common Stock and Mutual Funds
Sonoco Stock	$33,124	$41,050
Self-Directed Brokerage Account	9,576	9,413
	42,700	50,463

Collective Trusts
S&P 500 Index Fund	362,735	392,516
S&P Mid-Cap Fund	111,178	126,162
Bond Market Index Fund	104,753	115,986
International Stock Index Fund	115,027	115,921
Russell Small Cap Index Fund	51,978	59,334
SSGA Retirement Date Funds:
SSGA Retirement 2020 Fund	—	28,275
SSGA Retirement 2025 Fund	67,324	77,155
SSGA Retirement 2030 Fund	111,669	131,363
SSGA Retirement 2035 Fund	99,012	98,764
SSGA Retirement 2040 Fund	95,936	96,440
SSGA Retirement 2045 Fund	49,670	47,058
SSGA Retirement 2050 Fund	58,494	58,436
SSGA Retirement 2055 Fund	42,025	37,803
SSGA Retirement 2060 Fund	25,304	23,523
SSGA Retirement 2065 Fund	16,976	13,020
SSGA Retirement Income Fund	32,879	11,286
	1,344,960	1,433,042

Stable Value Fund
Synthetic guaranteed investment contracts	112,771	139,701
Collective trusts	2,940	4,507
	115,711	144,208

Total investments	$1,503,371	$1,627,713